Income Tax Expenses - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax		¥ 2,725,341	¥ 1,414,224	¥ 4,516,637
Deferred income tax		(1,200,511)	(778,857)	(328,861)
Income tax expenses	¥ 633,000	¥ 1,524,830	¥ 635,367	¥ 4,187,776